Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000003588
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Fund
Class Name	A
Trading Symbol	AAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class A	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2025, Conservative Allocation Fund (excluding sales charge) earned a return of 9.57%, underperforming the average return of its peer group, the Morningstar Conservative Allocation category, which returned 9.59%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class A (including max sales charge) Footnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	9,550	10,000	10,000	10,000	10,000	10,000
12/16	10,190	10,786	10,265	11,409	10,167	10,751
12/17	11,105	13,372	10,628	12,199	10,419	13,159
12/18	10,760	12,113	10,629	11,969	10,522	12,013
12/19	12,172	15,335	11,556	13,786	11,191	15,337
12/20	12,984	17,828	12,423	14,843	11,624	17,776
12/21	13,792	21,133	12,232	15,533	11,503	21,654
12/22	12,049	17,252	10,641	13,890	10,144	17,726
12/23	13,212	21,082	11,229	15,634	10,656	21,942
12/24	14,112	24,769	11,369	16,692	10,784	26,039
12/25	15,462	30,302	12,199	18,158	11,710	31,532

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class A (excluding sales charge)Footnote Reference1	9.57%	3.55%	4.94%
Class A (including max sales charge)Footnote Reference1	4.68%	2.61%	4.45%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

AssetsNet	$ 913,171,185
Holdings Count | Holding	1,997
Advisory Fees Paid, Amount	$ 5,144,855
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,171,185	1,997	70%	$5,144,855

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	65.7%
Common Stock	17.5%
Registered Investments Companies	9.5%
Short-Term Investments	5.9%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	20.6%
Financials	10.9%
U.S. Affiliated Registered Investment Companies	8.8%
Collateralized Mortgage Obligations	7.3%
Information Technology	7.2%
Asset-Backed Securities	6.9%
U.S. Government & Agencies	6.1%
Consumer Discretionary	4.2%
Communications Services	3.7%
Consumer Staples	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.3%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Thrivent Core International Equity Fund	1.5%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
NVIDIA Corporation	0.9%
Microsoft Corporation	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund's name was changed from Thrivent Diversified Income Plus Fund to Thrivent Conservative Allocation Fund to better reflect its investment strategies.

C000003590
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Fund
Class Name	S
Trading Symbol	THYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Conservative Allocation Fund (the Fund) for the 12 months ended December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Class S	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended December 31, 2025, Conservative Allocation Fund earned a return of 9.88%, outperforming the average return of its peer group, the Morningstar Conservative Allocation category, which returned 9.59%. The Fund’s broad-based benchmark, MSCI All Country World Index - USD Net Returns, earned a return of 22.34% over the same period. The Fund may use futures and swaps to manage market, interest rate, and credit exposures, as well as to manage cash flows. These instruments, in aggregate, had a positive impact on performance for the year.

The key factors that contributed to the Fund's performance over the past 12 months include:

Line Graph [Table Text Block]
	Class SFootnote Reference1	MSCI All Country World Index - USD Net Returns	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Mortgage-Backed Securities Index	MSCI World Index - USD Net Returns
12/15	10,000	10,000	10,000	10,000	10,000	10,000
12/16	10,691	10,786	10,265	11,409	10,167	10,751
12/17	11,675	13,372	10,628	12,199	10,419	13,159
12/18	11,339	12,113	10,629	11,969	10,522	12,013
12/19	12,857	15,335	11,556	13,786	11,191	15,337
12/20	13,758	17,828	12,423	14,843	11,624	17,776
12/21	14,660	21,133	12,232	15,533	11,503	21,654
12/22	12,819	17,252	10,641	13,890	10,144	17,726
12/23	14,107	21,082	11,229	15,634	10,656	21,942
12/24	15,097	24,769	11,369	16,692	10,784	26,039
12/25	16,588	30,302	12,199	18,158	11,710	31,532

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 year	5 year	10 year
Class SFootnote Reference1	9.88%	3.81%	5.19%
MSCI All Country World Index - USD Net Returns	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	8.78%	4.11%	6.15%
Bloomberg U.S. Mortgage-Backed Securities Index	8.58%	0.15%	1.59%
MSCI World Index - USD Net Returns	21.09%	12.15%	12.17%

AssetsNet	$ 913,171,185
Holdings Count | Holding	1,997
Advisory Fees Paid, Amount	$ 5,144,855
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$913,171,185	1,997	70%	$5,144,855

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	65.7%
Common Stock	17.5%
Registered Investments Companies	9.5%
Short-Term Investments	5.9%
Preferred Stock	1.4%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	20.6%
Financials	10.9%
U.S. Affiliated Registered Investment Companies	8.8%
Collateralized Mortgage Obligations	7.3%
Information Technology	7.2%
Asset-Backed Securities	6.9%
U.S. Government & Agencies	6.1%
Consumer Discretionary	4.2%
Communications Services	3.7%
Consumer Staples	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.3%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Thrivent Core International Equity Fund	1.5%
U.S. Treasury Notes	1.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
NVIDIA Corporation	0.9%
Microsoft Corporation	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2024.  For more complete information, you may review the Fund's next prospectus which will be available at thriventmutualfunds.com/prospectus or upon request at 800-847-4836.

  Effective February 28, 2025, the Fund's name was changed from Thrivent Diversified Income Plus Fund to Thrivent Conservative Allocation Fund to better reflect its investment strategies.